Other Borrowings (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
First Tennessee Bank National Association [Member]
Extinguishment of Debt [Line Items]
Borrowed federal funds	$ 15,000,000	$ 15,000,000
Outstanding balance on accommodation	0	0
Zions First National Bank [Member]
Extinguishment of Debt [Line Items]
Borrowed federal funds	9,000,000	9,000,000
Outstanding balance on accommodation	$ 0	$ 0